                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Breeco Management, L.P.
Address: Suite 2410
         700 Louisiana Street
         Houston, TX 77002

Form 13F File Number: 28-05529

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jean Malo
Title:   Senior Partner
Phone:   (713) 223-9300

Signature, Place, and Date of Signing:

         /s/ Jean Malo           Houston, TX    February 14, 2001
         --------------------  --------------   -----------------
            [Signature]         [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     60,260
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



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
                                                   Form 13F INFORMATION TABLE
                                                     BREECO MANAGEMENT, L.P.
                                                        DECEMBER 31, 2000
   COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7          COLUMN 8
   ---------           --------   --------   --------      --------        ---------       --------          --------
                                                                                                         VOTING AUTHORITY

                       TITLE      CUSIP      VALUE(K)  SHRS OR  SH/PUT/   INVESTMENT     OTHER       (a)     (b)     (c)
NAME OF ISSUER         OF CLASS   NUMBER     (X$1000)  PRN AMT  PRN CALL  DISCRETION     MANAGERS    SOLE   SHARED   NONE
--------------         --------   ------     ------    -------  --------  ----------     --------    ----   ------   ----
ACE LTD.               COMMON     010366437    2334      55000     SH          SOLE                    55000
ANADARKO PETROLEUM     COMMON     032511107    1919      27000     SH          SOLE                    27000
CHASE MANHATTAN CORP.  COMMON     16161A108    4498      99000     SH          SOLE                    99000
CONSECO INC.           COMMON     208464107    7517     570000     SH          SOLE                   570000
CROSS TIMBERS OIL CO.  COMMON     227573102    4933     177750     SH          SOLE                   177750
EDWARDS AG INC.        COMMON     281760108    1898      40000     SH          SOLE                    40000
GENERAL MOTORS CORP.   COMMON     370442105     509      10000     SH          SOLE                    10000
GREY WOLF INC.         COMMON     397888108    1469     250000     SH          SOLE                   250000
HANDLEMAN COMPANY      COMMON     410252100    2519     335900     SH          SOLE                   335900
J.P. MORGAN & COMPANY  COMMON     46625H100    1655      10000     SH          SOLE                    10000
KERR-MCGEE CORPORATION COMMON     492386107    5489      82000     SH          SOLE                    82000
KNIGHT-RIDDER          COMMON     499040103    2815      49500     SH          SOLE                    49500
LINCOLN NATIONAL CORP. COMMON     534187109    1987      42000     SH          SOLE                    42000
NABORS INDUSTRIES INC. COMMON     629568106    4584      77500     SH          SOLE                    77500
NEWHALL LAND & FARMING
   DEP UTS             COMMON     651426108    5088     218860     SH          SOLE                   218860
OCEAN ENERGY INC.      COMMON     67481E106    1069      61500     SH          SOLE                    61500
RAYMOND JAMES
  FINANCIAL INC.       COMMON     754730109    2225      63800     SH          SOLE                    63800
SDL INC.               COMMON     784076101     741       5000     SH          SOLE                     5000
THE GOLDMAN SACHS
  GROUP, INC.          COMMON     38141G104     428       4000     SH          SOLE                     4000
TIME WARNER INC.       COMMON     887315109    1672      32000     SH          SOLE                    32000
UNOCAL CORP.           COMMON     915289102    4043     104500     SH          SOLE                   104500
WASTE MANAGEMENT INC.  COMMON     98413B100     869      31300     SH          SOLE                    31300














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